Equity - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 $ / shares	Dec. 31, 2019 $ / shares	Feb. 07, 2017 shares
Class of Stock [Line Items]
Common Stock shares authorized, unlimited	Unlimited		Unlimited
Common stock shares, outstanding	58,451,931	58,451,931	57,713,836	57,713,836
Increase (decrease) in issued common shares	738,095
Common stock, voting rights	One vote for each share
Number of shares under lock-up agreements	0		5,748,383
Lock Up agreement expiration date	Feb. 07, 2019
Number of shares with expired lock-up period	0		5,748,383
Special voting Share, voting right	One vote per Class C Unit held
Special voting Share outstanding	1.00	1.00
Special voting Share issued	1.00	1.00
Special voting per share, dissolution right | $ / shares		$ 1.00
Warrants outstanding	13,402,685	13,402,685						13,402,685
Warrant exercise price | $ / shares							$ 11.50
Forfeiture date of common shares subject to forfeiture	Feb. 07, 2022
Common shares subject to forfeiture	1,675,336	1,675,336
Minimum closing price of common shares subject to forfeiture | $ / shares							$ 13.00
Dividend paid per common share | $ / shares		$ 0.02		$ 0.02		$ 0.02
Dividends payable, date to be Paid, Year	2019	2019	2018	2018	2017	2017
Dividends payable, date Declared	Apr. 02, 2019		Apr. 02, 2018		Mar. 21, 2017
Dividends payable, date of Record	Apr. 16, 2019		Apr. 16, 2018		Apr. 28, 2017
Common Share issued through dividend reinvestment plan	72,557		34,734		17,416
Purchase price as a percentage of market price	95.00%
Cash dividend | $	$ 8,437		$ 7,573		$ 537
Restricted Stock Units (RSUs)
Class of Stock [Line Items]
Outstanding unvested RSUs	2,490,277	2,490,277	1,385,255	1,385,255
Trilogy LLC
Class of Stock [Line Items]
Increase in ownership percentage	0.20%
Trilogy LLC | Trilogy International Partners LLC
Class of Stock [Line Items]
Equity ownership percentage by parent	68.90%	68.90%
Class C Units | Trilogy LLC
Class of Stock [Line Items]
Increase (decrease) in issued common shares	37,298		(3,320,504)
Number of shares under lock-up agreements	0
Lock Up agreement expiration date	Feb. 07, 2019
Number of shares with expired lock-up period			8,677,753
Distribution in units	259,760		137,256		85,663
Common units outstanding	26,381,206	26,381,206	26,343,909	26,343,909
Class C Units | Trilogy LLC | Restricted Stock Units (RSUs)
Class of Stock [Line Items]
Outstanding unvested RSUs	96,065	96,065	144,098	144,098
Vesting period	4 years
Class A Units | Trilogy LLC
Class of Stock [Line Items]
Common units outstanding	157,682,319	157,682,319
Class B Units | Trilogy LLC
Class of Stock [Line Items]
Increase (decrease) in issued common shares	738,095		3,898,205
Common units outstanding	58,451,931	58,451,931	57,713,836	57,713,836
Shareholders that did not participate in the dividend reinvestment plan
Class of Stock [Line Items]
Cash dividend | $	$ 800		$ 700		$ 500
Other current liabilities and accrued expenses | Warrants
Class of Stock [Line Items]
Warrant liability | $	$ 100	$ 100	$ 100	$ 100